2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Schedule of assumptions used for equity compensation expense
Year Ended December 31,
2012
Risk-free interest rate	0.97-1.62%
Expected volatility	82-85%
Expected term of options in years	6.25
Expected dividend yield	0.0%